Investments in Unconsolidated Entities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Entity Lot	Dec. 31, 2011 Entity Lot
Other Disclosure Information for Unconsolidated Entities [Line Items]
No of unconsolidated entities	16	14
Investments in unconsolidated entities, non-refundable deposits and other entitlements costs in connection with lots under option	$ 32.8	$ 28.3
Lots Under Option with Unconsolidated Entities	1,916	1,842
Brookfield's Proportionate Share of Options Exercise Price	83.9	95.3
Guarantees of debt	1.6	1.3
Recourse Guarantees		2.8
Maintenance Guarantees	$ 10.2	$ 11.7